Summary of Significant Accounting Policies - Summary of the Company's revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Product Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized that was previously included in contract with customers liability balance	$ 51	$ 17
Collaboration Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized that was previously included in contract with customers liability balance		$ 352